Debt issued measured at amortized cost	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Debt Securities Explanatory

Note 20 Debt issued measured at amortized cost

USD million	31.12.19	31.12.18
Certificates of deposit	5,190	7,980
Commercial paper	14,413	27,514
Other short-term debt	2,235	3,531
Short-term debt[1]	21,837	39,025
Senior unsecured debt that contributes to total loss-absorbing capacity (TLAC)	30,105	29,988
Senior unsecured debt other than TLAC	25,569	33,018
of which: issued by UBS AG with original maturity greater than one year[2]	22,349	32,133
Covered bonds	2,633	3,947
Subordinated debt	21,775	17,665
of which: high-trigger loss-absorbing additional tier 1 capital instruments	11,931	7,785
of which: low-trigger loss-absorbing additional tier 1 capital instruments	2,414	2,369
of which: low-trigger loss-absorbing tier 2 capital instruments	6,892	6,808
of which: non-Basel III-compliant tier 2 capital instruments	540	703
Debt issued through the Swiss central mortgage institutions	8,574	8,569
Other long-term debt	4	58
of which: issued by UBS AG with original maturity greater than one year[2]	0	52
Long-term debt[3]	88,660	93,246
Total debt issued measured at amortized cost[4]	110,497	132,271
1 Debt with an original contractual maturity of less than one year. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. As of 31 December 2019, 100% of the balance was unsecured (31 December 2018: 100% of the balance was unsecured). 3 Debt with an original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features. 4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.

The Group uses interest rate and foreign exchange derivatives to manage the risks inherent in certain debt instruments held at amortized cost. In certain cases, the Group applies hedge accounting for interest rate risk as discussed in Note 1a item 3j and Note 28. As a result of applying hedge accounting, the life-to-date adjustment to the carrying amount of debt issued was an increase of USD 1,099 million as of 31 December 2019 and a decrease of USD 298 million as of 31 December 2018, reflecting changes in fair value due to interest rate movements.

Subordinated debt consists of unsecured debt obligations that are contractually subordinated in right of payment to all other present and future non-subordinated obligations of the respective issuing entity. All of the subordinated debt instruments outstanding as of 31 December 2019 pay a fixed rate of interest.

The table below shows the residual contractual maturity of the carrying amount of debt issued, split between fixed-rate and floating-rate based on the contractual terms, and does not consider any early redemption features. The effects from interest rate swaps, which are used to hedge various fixed-rate debt issuances by changing the repricing characteristics into those similar to floating-rate debt, are also not considered in the table below.

→Refer to Note 27 for maturity information on an undiscounted cash flow basis

Contractual maturity of carrying amount
USD million	2020	2021	2022	2023	2024	2025–2029	Thereafter	Total 31.12.19	Total 31.12.18
UBS Group AG1
Non-subordinated debt
Fixed-rate	1,442	1,943	3,720	4,008	3,890	10,832	1,471	27,306[4]	0
Floating-rate	299	1,001	2,462	2,249	0	0	0	6,012[4]	0
Subordinated debt
Fixed-rate	0	0	0	0	0	0	14,344	14,344[4]	0
Subtotal	1,741	2,944	6,182	6,257	3,890	10,832	15,815	47,662	0
UBS AG2
Non-subordinated debt
Fixed-rate	24,334	3,978	2,618	1,621	0	0	1,145	33,696	40,108
Floating-rate	10,819	1,932	0	368	0	0	0	13,119	35,035
Subordinated debt
Fixed-rate	0	0	2,007	0	2,597	2,827	0	7,431	7,511
Subtotal	35,153	5,910	4,626	1,989	2,597	2,827	1,145	54,247	82,654
Other subsidiaries[3]
Non-subordinated debt
Fixed-rate	758	1,029	851	951	1,013	3,327	660	8,588	33,529[4]
Floating-rate	0	0	0	0	0	0	0	0	5,933[4]
Subordinated debt
Fixed-rate	0	0	0	0	0	0	0	0	10,154[4]
Subtotal	758	1,029	851	951	1,013	3,327	660	8,588	49,616
Total	37,651	9,883	11,659	9,197	7,500	16,987	17,620	110,497	132,271
1 Comprises debt issued by the legal entity UBS Group AG. 2 Comprises debt issued by the legal entity UBS AG. 3 Comprises debt issued by other direct subsidiaries of UBS Group AG and by subsidiaries of UBS AG. 4 TLAC and additional tier 1 capital instruments were originally issued by UBS Group Funding (Switzerland) AG, the issuer was replaced by UBS Group AG in 2019.

UBS AG
Disclosure Of Financial Liabilities [Line Items]
Disclosure Of Debt Securities Explanatory

Note 20 Debt issued measured at amortized cost

USD million	31.12.19	31.12.18
Certificates of deposit	5,190	7,980
Commercial paper	14,413	27,514
Other short-term debt	2,235	3,531
Short-term debt[1]	21,837	39,025
Senior unsecured debt	22,356	32,135
of which: issued by UBS AG with original maturity greater than one year[2]	22,349	32,133
Covered bonds	2,633	3,947
Subordinated debt	7,431	7,511
of which: low-trigger loss-absorbing tier 2 capital instruments	6,892	6,808
of which: non-Basel III-compliant tier 2 capital instruments	540	703
Debt issued through the Swiss central mortgage institutions	8,574	8,569
Other long-term debt	4	58
of which: issued by UBS AG with original maturity greater than one year[2]	0	52
Long-term debt[3]	40,998	52,220
Total debt issued measured at amortized cost[4]	62,835	91,245
1 Debt with an original contractual maturity of less than one year. 2 Issued by the legal entity UBS AG. Based on original contractual maturity without considering any early redemption features. As of 31 December 2019, 100% of the balance was unsecured (31 December 2018: 100% of the balance was unsecured). 3 Debt with an original maturity greater than or equal to one year. The classification of debt issued into short-term and long-term does not consider any early redemption features. 4 Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.

UBS AG uses interest rate and foreign exchange derivatives to manage the risks inherent in certain debt instruments held at amortized cost. In certain cases, UBS AG applies hedge accounting for interest rate risk as discussed in Note 1a item 3j and Note 28. As a result of applying hedge accounting, the life-to-date adjustment to the carrying amount of debt issued was an increase of USD 574 million as of 31 December 2019 and an increase of USD 282 million as of 31 December 2018, reflecting changes in fair value due to interest rate movements.

Subordinated debt consists of unsecured debt obligations that are contractually subordinated in right of payment to all other present and future non-subordinated obligations of the respective issuing entity. All of the subordinated debt instruments outstanding as of 31 December 2019 pay a fixed rate of interest.

The table below shows the residual contractual maturity of the carrying amount of debt issued, split between fixed-rate and floating-rate based on the contractual terms, and does not consider any early redemption features. The effects from interest rate swaps, which are used to hedge various fixed-rate debt issuances by changing the repricing characteristics into those similar to floating-rate debt, are also not considered in the table below.

→Refer to Note 27 for maturity information on an undiscounted cash flow basis

Contractual maturity of carrying amount
USD million	2020	2021	2022	2023	2024	2025–2029	Thereafter	Total 31.12.19	Total 31.12.18
UBS AG1
Non-subordinated debt
Fixed-rate	24,334	3,978	2,618	1,621	0	0	1,145	33,696	40,108
Floating-rate	10,819	1,932	0	368	0	0	0	13,119	35,035
Subordinated debt
Fixed-rate	0	0	2,007	0	2,597	2,827	0	7,431	7,511
Subtotal	35,153	5,910	4,626	1,989	2,597	2,827	1,145	54,247	82,654
Other subsidiaries[2]
Non-subordinated debt
Fixed-rate	758	1,029	851	951	1,013	3,327	660	8,588	8,590
Floating-rate	0	0	0	0	0	0	0	0	0
Subtotal	758	1,029	851	951	1,013	3,327	660	8,588	8,591
Total	35,911	6,939	5,477	2,940	3,610	6,154	1,805	62,835	91,245
1 Comprises debt issued by the legal entity UBS AG. 2 Comprises debt issued by subsidiaries of UBS AG.